LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long Term Debt

	September 30, 2013	December 31, 2012
Amended Term Loan Facility: 2011 Term Loan due 2017, net of discounts (a)	$669.8	$780.9
Amended Revolving Credit Facility (c)	—	—
5 3/4% Senior Notes due 2021 (b)	500.0	—
9 3/4% Senior Secured Notes due 2015, net of discounts (b)	—	328.0
Contributed Loan portion of the Amended and Restated Senior Subordinated Term Loan due 2013 (d)	48.6	48.6
Non-Contributed Loan Portion of the Amended and Restated Senior Subordinated Term Loan due 2014 (d)	58.4	58.4

	1,276.8	1,215.9
Less current portion (a)	—	(21.5)
Less current portion of long-term debt - affiliates (d)	(48.6)	(48.6)

	1,228.2	1,145.8

(a)

In February 2013, Products Corporation consummated an amendment (the “February 2013 Term Loan Amendments”) to its third amended and restated term loan agreement dated as of May 19, 2011 (as amended, the “2011 Term Loan Agreement” or the “2011 Term Loan Facility”) for its 6.5-year term loan due November 19, 2017 (the “2011 Term Loan”). Refer to “Recent Debt Transactions – Term Loan Amendments - (i) February 2013 Term Loan Amendments” below for further discussion.

Additionally, in connection with the Colomer Acquisition, in August 2013, Products Corporation consummated further amendments (the “August 2013 Term Loan Amendments”) to its 2011 Term Loan Agreement (as amended by the August 2013 Term Loan Amendments and the Incremental Amendment (as hereinafter defined), the “Amended Term Loan Agreement” or the “Amended Term Loan Facility”). Refer to “Recent Debt Transactions – Term Loan Amendments—(ii) August 2013 Term Loan Amendments and (iii) Incremental Amendment” below for further discussion.

(b)

On February 8, 2013, Products Corporation issued $500.0 million aggregate principal amount of 5 3/4% Senior Notes due February 15, 2021 (the “5 3/4% Senior Notes”) to investors at par. Products Corporation used $491.2 million of net proceeds (net of underwriters’ fees) from the issuance of the 5 3/4% Senior Notes to repay or redeem all of the $330 million outstanding aggregate principal amount of its 9 3/4% Senior Secured Notes due November 2015 (the “9 3/4% Senior Secured Notes”), as well as to pay an aggregate of $27.9 million for the applicable redemption and tender offer premiums, accrued interest and related fees and expenses. Products Corporation used a portion of the remaining proceeds, together with existing cash, to pay approximately $113.0 million of principal on its 2011 Term Loan in conjunction with the February 2013 Term Loan Amendments. Products Corporation used the remaining balance available from the issuance of the 5 3/4% Senior Notes for general corporate purposes, including, without limitation, debt reduction transactions, such as repaying to Revlon, Inc. at maturity on October 8, 2013 the Contributed Loan (as defined below). Refer to “Recent Debt Transactions – 2013 Senior Notes Refinancing” below for further discussion.

(c)

In connection with the Colomer Acquisition, in August 2013, Products Corporation consummated an amendment (the “August 2013 Revolver Amendment”) to its third amended and restated revolving credit agreement dated June 16, 2011 (as amended, the “Amended Revolving Credit Agreement”). Refer to “Recent Debt Transactions – Amended Revolving Credit Facility” below for further discussion.

(d)

For detail regarding Products Corporation’s Amended and Restated Senior Subordinated Term Loan (the “Amended and Restated Senior Subordinated Term Loan”), consisting of (i) the $58.4 million principal amount which remains owing from Products Corporation to various third parties (the “Non-Contributed Loan”), which matures on October 8, 2014, and (ii) the $48.6 million principal amount which, at September 30, 2013 was due from Products Corporation to Revlon, Inc. (the “Contributed Loan”), and which Products Corporation repaid to Revlon, Inc. at maturity on October 8, 2013, see Note 10, “Long-Term Debt,” to the Consolidated Financial Statements in the Company’s 2012 Form 10-K.

	December 31,
	2012	2011
2011 Term Loan Facility due 2017, net of discounts (See (a) below)	$780.9	$787.6
2011 Revolving Credit Facility due 2016 (See (a) below)	—	—
9 3/4% Senior Secured Notes due 2015, net of discounts (See (b) below)	328.0	327.4
Contributed Loan portion of the Amended and Restated Senior Subordinated Term Loan due 2013 (See (c) below)	48.6	—
Contributed Loan portion of the Senior Subordinated Term Loan due 2013 (See (c) below)	—	48.6
Non-Contributed Loan portion of the Amended and Restated Senior Subordinated Term Loan due 2014 (See (c) below)	58.4	—
	December 31,
	2012	2011
Non-Contributed Loan portion of the Senior Subordinated Term Loan due 2014 (See (c) below)	—	58.4

	1,215.9	1,222.0
Less current portion of long-term debt (*)	(21.5)	(8.0)
Less current portion of long-term debt — affiliates (See (c) below)	(48.6)	—

	$1,145.8	$1,214.0

(*)	The Company classified $21.5 million of long-term debt as a current liability, which is comprised of the Company’s regularly scheduled $2.0 million principal repayment due on March 31, 2013 as well as the required “excess cash flow” payment (as defined under the 2011 Term Loan Agreement) to be made in 2013. (See below under “2011 Credit Agreements”).

Schedule of Variable Rates on Revolving Credit Facility [Table Text Block]

As a result of the August 2013 Revolver Amendment, under the Amended Revolving Credit Facility, borrowings (other than loans in foreign currencies) bear interest, if made as Eurodollar Loans, at the Eurodollar Rate plus the applicable margin set forth in the grid below and, if made as Alternate Base Rate Loans, at the Alternate Base Rate plus the applicable margin set forth in the grid below.

Excess Availability	Alternate Base Rate Loans	Eurodollar Loans, Eurocurrency Loan or Local Rate Loans
Greater than or equal to $92,000,000	0.50%	1.50%
Less than $92,000,000 but greater than or equal to $46,000,000	0.75%	1.75%
Less than $46,000,000	1.00%	2.00%

Under the 2011 Revolving Credit Facility, borrowings (other than loans in foreign currencies) bear interest, if made as Eurodollar Loans, at the Eurodollar Rate, plus the applicable margin set forth in the grid below and, if made as Alternate Base Rate loans, at the Alternate Base Rate, plus the applicable margin set forth in the grid below:

Excess Availability	Alternate Base Rate Loans	Eurodollar Loans, Eurocurrency Loans or Local Rate Loans
Greater than or equal to $92,000,000	1.00%	2.00%
Less than $92,000,000 but greater than or equal to $46,000,000	1.25%	2.25%
Less than $46,000,000	1.50%	2.50%

Debt Instrument, Redemption Price [Table Text Block]

On and after February 15, 2016, the 5 3/4% Senior Notes may be redeemed at Products Corporation’s option, at any time as a whole, or from time to time in part, at the following redemption prices (expressed as percentages of principal amount), plus accrued interest to the date of redemption, if redeemed during the 12-month period beginning on February 15th of the years indicated below:

Year	Percentage
2016	104.313%
2017	102.875%
2018	101.438%
2019 and thereafter	100.000%